Deferred Revenue	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Deferred Revenue	Deferred RevenueIn August 2021, the Company entered into a precious metals purchase agreement (the “NX Gold PMPA”) with RGLD Gold AG ("Royal Gold"), a wholly-owned subsidiary of Royal Gold, Inc., in relation to gold production from the Xavantina Operations. The Company received upfront cash consideration of $100.0 million for the purchase of 25% of an equivalent amount of gold to be produced from the NX Gold mine until 93,000 ounces of gold have been delivered and thereafter decreasing to 10% of gold produced over the remaining life of the mine. The contract will be settled by the Company delivering gold to Royal Gold. Royal Gold will make ongoing payments equal to 20% of the then prevailing spot gold price for each ounce of gold delivered until 49,000 ounces of gold have been received and 40% of the prevailing spot gold price for each ounce of gold delivered thereafter. Additional advances may be made by Royal Gold based on the Company achieving certain milestones as set out in the NX Gold PMPA. The Company incurred $1.2 million of transaction fees related to the contract which was recognized in net income.

The movements in deferred revenue during year December 31, 2022 are comprised of the following:

	December 31, 2022	December 31, 2021
Gold ounces delivered(1)	10,082	5,173

Balance, beginning of year	$94,222	$—
Advances received(2)	3,207	100,000
Accretion expense	3,407	1,501
Amortization of deferred revenue(3)	(14,781)	(7,279)
Balance, end of year	$86,055	$94,222

Current portion	$16,580	$10,511
Non-current portion	69,476	83,711

(1)        During the year ended December 31, 2022, the Company delivered 10,082 ounces of gold to Royal Gold for average consideration of $359 per ounce. At December 31, 2022, a cumulative 15,255 ounces of gold have been delivered under the PMPA.
(2)    During the year ended December 31, 2022, the Company received $1.7 million in Resource Growth Advance and $1.5 million in Exploration Advance, which were recognized as deferred revenue during the period.
(3)     Amortization of deferred revenue during the year ended December 31, 2022 includes $0.3 million for change in estimate in relation to additional advances received and the related change in life-of-mine production ounces.

As part of the NX Gold PMPA, the Company pledged its equity interest in Ero Gold and NX Gold to Royal Gold as collateral and provided unsecured limited recourse guarantees from Ero and NX Gold.